Schedule of Investments (unaudited) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO 10 Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)	USD	1,844	$1,180,529
Ajax Mortgage Loan Trust(b)
Series 2018-A, Class B, 0.00%, 04/25/58(c)		13	12,784
Series 2018-B, Class B, 0.00%, 02/26/57		31	22,353
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 7.91%, 01/15/30(a)(b)		1,000	842,502
Anchorage Capital CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 9.26%, 10/13/30(a)(b)		3,050	2,733,778
Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.70%), 8.41%, 04/20/31(a)(b)		1,000	828,660
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 4.25%), 6.76%, 10/15/28(a)(b)		500	472,481
ARES LI CLO Ltd., Series 2019-51A, Class ER, (3 mo. LIBOR US + 6.85%), 9.36%, 07/15/34(a)(b)		700	612,911
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 5.66%, 07/15/34(a)(b)		1,000	876,554
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 8.66%, 10/15/30(a)(b)		1,450	1,205,509
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(a)		2,300	737,603
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.75%), 8.46%, 04/20/31(a)(b)		1,500	1,263,443
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 5.39%, 01/17/28(a)(b)		250	235,296
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 5.91%, 04/20/32(a)(b)		250	221,530
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 9.15%, 07/20/32(a)(b)		2,200	1,900,850
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, (3 mo. LIBOR US + 5.35%), 8.06%, 04/20/31(a)(b)		2,000	1,672,161
Cedar Funding XIV CLO Ltd.(a)(b)
Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 5.76%, 07/15/33		1,000	879,971
Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 8.85%, 07/15/33		750	643,778
Series 2021-14A, Class SUB, 0.00%, 07/15/33		750	433,500
Deer Creek CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.35%), 9.06%, 10/20/30(a)(b)		1,000	861,325
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 9.51%, 04/20/34(a)(b)		250	225,865
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)	CAD	210	138,483
Generate CLO 2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 8.41%, 01/22/31(a)(b)	USD	500	425,312
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 5.46%, 10/15/30(a)(b)		550	502,312
Goldentree Loan Management U.S. CLO 2 Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 4.70%), 7.41%, 11/28/30(a)(b)		1,500	1,222,277
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 8.47%, 10/29/29(a)(b)		500	427,453
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 8.96%, 04/15/33(a)(b)		250	223,827

Security		Par (000)		Value

Asset-Backed Securities (continued)
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 7.89%, 07/18/31(a)(b)	USD	1,120		$926,999
JP Morgan Mortgage Acquisition Corp., Series 2006- FRE2, Class M2, (1 mo. LIBOR US + 0.54%), 3.62%, 02/25/36(a)		2,787		2,499,916
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		315		273,898
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 7.46%, 04/15/29(a)(b)		1,250		1,072,108
Series 2018-30X, Class E, 7.46%, 04/15/29		250		214,422
Mariner Finance Issuance Trust(b)
Series 2019-AA, Class D, 5.44%, 07/20/32		2,500		2,308,618
Series 2020-AA, Class D, 5.75%, 08/21/34		250		225,271
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		237		218,858
Oceana Australian Fixed Income Trust, A Note Upsize, 8.00%, 09/28/23(d)	AUD	1,210		761,438
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 5.78%, 04/24/29	USD	600		564,067
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 8.78%, 04/10/33		250		218,862
Series 2019-17A, Class ER, (3 mo. LIBOR US + 6.50%), 9.21%, 07/20/32		1,000		834,043
Palmer Square CLO Ltd.(a)(b)
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 5.46%, 07/20/30		250		224,575
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 8.46%, 07/20/30		250		210,665
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 8.34%, 07/16/31		1,500		1,283,922
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 8.81%, 08/23/31(a)(b)		2,000		1,608,302
Rad CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 10.24%, 01/20/33(a)(b)		500		449,774
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.00%, 11/20/30(b)		700		644,235
Rockford Tower CLO Ltd.(a)(b)
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 8.76%, 10/15/29		1,150		967,469
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 5.36%, 10/20/30		970		859,181
Signal Peak CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 9.67%, 04/30/32(a)(b)		250		208,686
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(b)(d)		—	(e)	224,000
Strata CLO I Ltd.(a)(b)
Series 2018-1A, Class E, (3 mo. LIBOR US + 7.08%), 9.59%, 01/15/31		500		457,794
Series 2018-1A, Class USUB, 0.00%, 01/15/2118		1,750		848,575
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 9.56%, 04/15/33(a)(b)		500		455,206

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
TICP CLO XII Ltd., Series 2018-12A, Class ER, (3 mo. LIBOR US + 6.25%), 8.76%, 07/15/34(a)(b)	USD	725	$617,810
Trestles CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 8.53%, 07/25/31(a)(b)		1,900	1,579,099
York CLO 1 Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 5.77%, 10/22/29(a)(b)		250	227,465

Total Asset-Backed Securities — 19.0% (Cost: $50,861,781)			41,788,305

		Shares

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		4,000	20,760

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(f)		3,435	110,813
Carlson Travel, Inc.		5,800	49,300

			160,113

Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp.(g)		19,725	758,032

Total Common Stocks — 0.4% (Cost: $1,311,348)			938,905

		Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	USD	178	117,744

Aerospace & Defense — 1.0%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)(h)		291	273,140
Rolls-Royce PLC, 1.63%, 05/09/28(i)	EUR	100	69,209
TransDigm, Inc.
6.25%, 03/15/26(b)(h)	USD	1,505	1,459,850
6.38%, 06/15/26		348	328,777

			2,130,976

Airlines — 0.8%
Air France-KLM, 3.88%, 07/01/26(i)	EUR	100	79,599
Allegiant Travel Co., 7.25%, 08/15/27(b)	USD	56	52,780
American Airlines, Inc.(d)
4.87%, 04/22/25		178	175,268
3.93%, 12/15/25		173	166,545
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		615	465,234
Azul Investments LLP
5.88%, 10/26/24(i)		200	145,500
7.25%, 06/15/26(b)		220	132,000
Deutsche Lufthansa AG, 2.88%, 05/16/27(i)	EUR	100	76,405
Gol Finance SA(b)
7.00%, 01/31/25	USD	500	231,813
8.00%, 06/30/26		200	120,725
International Consolidated Airlines Group SA, 2.75%, 03/25/25(i)	EUR	100	81,526

			1,727,395

Security		Par (000)	Value

Auto Components — 0.5%
Aptiv PLC, 3.10%, 12/01/51	USD	273	$152,878
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26(b)(h)		71	67,805
Dana, Inc., 5.63%, 06/15/28		352	290,453
Faurecia SE(i)
3.13%, 06/15/26	EUR	100	82,206
2.75%, 02/15/27		100	75,219
IHO Verwaltungs GmbH, (4.5% PIK), 3.75%, 09/15/26(i)(j)		113	91,088
ZF Finance GmbH(i)
3.00%, 09/21/25		100	86,737
2.00%, 05/06/27		100	75,701
3.75%, 09/21/28		300	228,672

			1,150,759

Automobiles — 0.4%
Constellation Automotive Financing PLC, 4.88%, 07/15/27(i)	GBP	100	75,646
Ford Motor Co., 6.10%, 08/19/32	USD	197	173,675
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		612	599,944
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(i)	EUR	100	63,463

			912,728

Banks — 1.0%
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%	USD	200	176,475
BBK BSC, 5.50%, 07/09/24(i)		279	270,072
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%, 12/31/99		400	256,078
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(i)(k)	EUR	400	329,787
Freedom Mortgage Corp., 8.25%, 04/15/25(b)	USD	357	294,967
Grupo Aval Ltd., 4.38%, 02/04/30(b)		580	417,237
Intesa Sanpaolo SpA, (5 year EUR Swap + 6.09%), 5.88%(a)(i)(k)	EUR	250	173,959
NBK Tier 1 Ltd., 3.63%(a)(b)(k)	USD	341	290,340

			2,208,915

Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		145	130,680
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50(h)		245	201,887
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27(i)	GBP	190	137,416
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)	USD	1,092	1,037,400
OI European Group BV, 2.88%, 02/15/25(i)	EUR	260	228,058
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)	USD	446	398,889

			2,134,330

Biotechnology — 0.2%
Amgen, Inc.
3.00%, 01/15/52		390	243,795
2.77%, 09/01/53		23	13,401
Gilead Sciences, Inc., 2.80%, 10/01/50(h)		403	248,879

			506,075

Building Materials — 0.1%
Cemex SAB de CV, 3.13%, 03/19/26(i)	EUR	300	265,128
Standard Industries, Inc., 4.75%, 01/15/28(b)(h)	USD	46	38,865

			303,993

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products — 0.3%
Home Depot, Inc.
2.38%, 03/15/51	USD	23	$13,458
2.75%, 09/15/51		335	213,007
3.63%, 04/15/52		107	80,855
Lowe’s Cos., Inc.
3.00%, 10/15/50(h)		413	252,900
4.25%, 04/01/52		100	76,570
SRS Distribution, Inc., 4.63%, 07/01/28(b)		29	24,911

			661,701

Capital Markets — 0.4%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		200	162,000
Sherwood Financing PLC(i)
4.50%, 11/15/26	EUR	100	74,426
6.00%, 11/15/26	GBP	156	130,419
(3 mo. EURIBOR + 4.63%), 4.95%, 11/15/27(a)	EUR	100	86,650
SURA Asset Management SA, 4.88%, 04/17/24(i)	USD	417	405,220

			858,715

Chemicals — 1.4%
Alpek SAB de CV, 3.25%, 02/25/31(b)		324	238,707
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(i)	EUR	100	89,674
Braskem Idesa SAPI, 6.99%, 02/20/32(b)	USD	300	198,750
Chemours Co., 4.00%, 05/15/26	EUR	100	84,652
Equate Petrochemical BV, 2.63%, 04/28/28(b)	USD	200	168,725
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		1,407	1,322,045
OCI NV, 3.63%, 10/15/25(i)	EUR	90	85,889
Sasol Financing USA LLC
4.38%, 09/18/26(h)	USD	200	175,350
6.50%, 09/27/28		200	176,975
5.50%, 03/18/31(h)		315	235,620
SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, 11/01/26(i)	EUR	100	77,914
Sherwin-Williams Co., 2.90%, 03/15/52	USD	195	117,194

			2,971,495

Commercial Services & Supplies — 1.0%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)		210	188,387
Avis Budget Finance PLC, 4.13%, 11/15/24(i)	EUR	100	93,364
Loxam SAS, 3.75%, 07/15/26(i)		200	165,414
United Rentals North America, Inc., 4.88%, 01/15/28(h)	USD	1,396	1,279,909
Verisure Holding AB, 3.50%, 05/15/23(i)	EUR	271	264,930
Verisure Midholding AB, 5.25%, 02/15/29(i)		150	108,050

			2,100,054

Construction & Engineering — 0.0%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(i)(k)		100	80,374

Construction Materials — 0.1%
KAR Auction Services, Inc., 5.13%, 06/01/25(b)(h)	USD	180	173,770

Consumer Discretionary(i) — 0.2%
Carnival Corp., 10.13%, 02/01/26	EUR	110	106,189
Q-Park Holding I BV
1.50%, 03/01/25		100	84,732
(3 mo. EURIBOR + 2.00%), 2.62%, 03/01/26(a)		100	84,897
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		88	77,226

			353,044

Consumer Finance — 0.2%
Encore Capital Group, Inc., 4.88%, 10/15/25(i)		200	182,291

Security		Par (000)	Value

Consumer Finance (continued)
Moody’s Corp.
2.55%, 08/18/60	USD	6	$3,258
3.10%, 11/29/61		17	10,358
Muthoot Finance Ltd., 6.13%, 10/31/22(b)		200	198,663
Visa, Inc., 2.00%, 08/15/50		23	13,165

			407,735

Containers & Packaging — 0.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC, 3.25%, 09/01/28(b)		493	402,268
Klabin Austria GmbH, 3.20%, 01/12/31(b)		305	221,888
Suzano Austria GmbH
3.13%, 01/15/32		290	207,531
7.00%, 03/16/47(b)		773	695,893

			1,527,580

Diversified Consumer Services — 0.1%
Rekeep SpA, 7.25%, 02/01/26(i)	EUR	200	171,509

Diversified Financial Services — 2.0%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	428	399,110
Bank of America Corp.(a)
(1 day SOFR + 1.56%), 2.97%, 07/21/52		23	14,106
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(h)		325	245,142
Garfunkelux Holdco 3 SA(i)
6.75%, 11/01/25	EUR	300	226,774
7.75%, 11/01/25	GBP	100	87,091
Goldman Sachs Group, Inc.
4.80%, 07/08/44	USD	195	161,511
(1 day SOFR + 1.47%), 2.91%, 07/21/42(a)		23	14,788
Intercontinental Exchange, Inc., 3.00%, 09/15/60		23	13,748
Intrum AB, 4.88%, 08/15/25(i)	EUR	100	86,356
JPMorgan Chase & Co.(a)
(1 day SOFR + 1.51%), 2.53%, 11/19/41	USD	23	14,359
(1 day SOFR + 1.58%), 3.33%, 04/22/52		380	250,506
Lloyds Banking Group PLC, (5 year USD Swap + 4.76%), 7.50%(a)(k)		500	464,115
Morgan Stanley, (1 day SOFR + 1.43%), 2.80%, 01/25/52(a)		23	13,885
Oceana Australian Fixed Income Trust, 10.00%, 08/31/23(d)	AUD	2,424	1,556,403
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)	USD	661	387,635
ProGroup AG, 3.00%, 03/31/26(i)	EUR	100	80,266
Sun Country Airlines Holdings, Inc., 7.00%, 12/15/23(d)	USD	473	459,442

			4,475,237

Diversified Telecommunication Services — 1.4%
Level 3 Financing, Inc.(b)
4.25%, 07/01/28		975	760,510
3.63%, 01/15/29		865	640,437
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(j)		375	107,578
SoftBank Group Corp.(i)
4.75%, 07/30/25	EUR	300	266,374
3.13%, 09/19/25		200	167,868
Telecom Italia Capital SA, 6.38%, 11/15/33	USD	1,239	963,236
Verizon Communications, Inc. 2.88%, 11/20/50(h)		195	119,244

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
3.55%, 03/22/51	USD	198	$139,226
2.99%, 10/30/56		23	13,672

			3,178,145

Electric Utilities — 1.3%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(i)		212	166,950
Comision Federal de Electricidad, 4.88%, 01/15/24		400	391,000
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b) .		305	218,456
Oryx Funding Ltd., 5.80%, 02/03/31(b)		200	177,663
Talen Energy Supply LLC(b)(f)(l)
7.25%, 05/15/27		1,243	1,270,967
6.63%, 01/15/28		675	683,438

			2,908,474

Electrical Equipment(i) — 0.0%
Pearl Holding II Ltd., (6.00% PIK), 6.00%(j)(k)		95	2,659
Pearl Holding III Ltd., 9.00%, 10/22/25		76	27,170

			29,829

Energy Equipment & Services — 0.7%
Petroleos Mexicanos
8.75%, 06/02/29(b)		406	344,325
6.70%, 02/16/32		381	266,090
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)(h)		827	802,287
Vallourec SA, 8.50%, 06/30/26(i)	EUR	42	38,378

			1,451,080

Environmental, Maintenance & Security Service — 0.1%
Covanta Holding Corp., 4.88%, 12/01/29(b)	USD	22	17,782
Republic Services, Inc., 3.05%, 03/01/50		345	232,775

			250,557

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.10%, 06/15/50(h)		218	135,744
Crown Castle, Inc., 2.90%, 04/01/41		195	126,604
Equinix, Inc.
3.00%, 07/15/50		11	6,740
2.95%, 09/15/51		195	116,800
Mid-America Apartments LP, 2.88%, 09/15/51		28	17,490
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 4.88%, 05/15/29(b)		87	70,470
Service Properties Trust
4.50%, 06/15/23(h)		865	844,456
4.35%, 10/01/24		24	21,246
7.50%, 09/15/25		69	64,515
Trust Fibra Uno, 5.25%, 01/30/26(b)		230	208,193
XHR LP(b)
6.38%, 08/15/25		148	142,038
4.88%, 06/01/29		27	22,262

			1,776,558

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(b)		360	321,776
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(i)	GBP	200	168,045
General Mills, Inc., 3.00%, 02/01/51	USD	385	249,769
Market Bidco Finco PLC, 5.50%, 11/04/27(i)	GBP	100	86,354
Ocado Group PLC, 3.88%, 10/08/26(i)		100	81,443

Security		Par (000)	Value

Food & Staples Retailing (continued)
Picard Groupe SAS, 3.88%, 07/01/26(i)	EUR	100	$81,834
Walmart, Inc., 2.65%, 09/22/51	USD	23	15,431

			1,004,652

Food Products — 0.1%
Frigorifico Concepcion SA, 7.70%, 07/21/28(b)		200	156,412
Louis Dreyfus Co. Finance BV, 1.63%, 04/28/28(i)	EUR	200	158,705

			315,117

Health Care Equipment & Supplies — 0.0%
Becton Dickinson & Co., 3.79%, 05/20/50	USD	88	65,819
Danaher Corp., 2.80%, 12/10/51		23	14,797

			80,616

Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		55	50,189
Elevance Health, Inc., 3.13%, 05/15/50		195	128,982
HCA, Inc.		696	574,701
3.50%, 09/01/30(h)
3.50%, 07/15/51		23	14,241
Medline Borrower LP, 3.88%, 04/01/29(b)		1,052	843,378
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25(i)	EUR	100	91,635
Select Medical Corp., 6.25%, 08/15/26(b)	USD	780	733,918
Tenet Healthcare Corp.(b)
4.63%, 09/01/24		901	872,024
4.88%, 01/01/26		1,488	1,382,754
4.63%, 06/15/28		49	42,824
4.25%, 06/01/29		1,124	930,953
4.38%, 01/15/30		111	92,652
UnitedHealth Group, Inc., 2.90%, 05/15/50		23	15,106
Universal Health Services, Inc., 2.65%, 10/15/30(b)		137	101,357

			5,874,714

Health Care Technology — 0.1%
CAB SELAS, 3.38%, 02/01/28(i)	EUR	149	111,244
Chrome Bidco SASU, 3.50%, 05/31/28(i)		100	77,546
Roche Holdings, Inc., 2.61%, 12/13/51(b)	USD	23	14,996

			203,786

Hotels, Restaurants & Leisure — 4.0%
Affinity Gaming, 6.88%, 12/15/27(b)		367	299,178
Boyd Gaming Corp., 4.75%, 12/01/27		797	705,353
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		486	468,383
8.13%, 07/01/27		314	299,897
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		144	138,946
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		9	7,860
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		220	211,625
Cirsa Finance International SARL, 4.75%, 05/22/25(i)	EUR	100	87,224
CPUK Finance Ltd., 6.50%, 08/28/26(i)	GBP	100	101,262
Dave & Buster’s, Inc., 7.63%, 11/01/25(b)	USD	35	34,475
Fortune Star BVI Ltd., 6.85%, 07/02/24(i)		200	87,500
Full House Resorts, Inc., 8.25%, 02/15/28(b)		29	26,104
Golden Entertainment, Inc., 7.63%, 04/15/26(b)(h)		274	270,205
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)		361	291,363
International Game Technology PLC, 6.50%, 02/15/25(b)		365	364,088
IRB Holding Corp., 7.00%, 06/15/25(b)		151	150,044

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc.(h)
Series FF, 4.63%, 06/15/30	USD	106	$95,790
Series GG, 3.50%, 10/15/32		508	408,545
Marriott Ownership Resorts, Inc.(b)
6.13%, 09/15/25		278	271,825
4.50%, 06/15/29		370	292,413
MGM Resorts International
4.63%, 09/01/26		355	313,969
5.50%, 04/15/27		355	318,971
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		218	179,583
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		746	802,883
Scientific Games International, Inc., 7.00%, 05/15/28(b)(h)		464	437,482
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(b)		669	682,380
Stonegate Pub Co. Financing PLC(i)
8.00%, 07/13/25	GBP	100	97,307
8.25%, 07/31/25		200	194,838
Studio City Finance Ltd., 5.00%, 01/15/29(b)	USD	200	95,000
Travel & Leisure Co., 6.63%, 07/31/26(b)		189	177,044
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)
5.50%, 03/01/25		391	366,074
5.25%, 05/15/27		7	6,161
Wynn Macau Ltd., 5.50%, 01/15/26(i)		200	150,380
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)		482	389,552

			8,823,704

Household Durables — 3.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
6.63%, 01/15/28		495	414,833
4.63%, 08/01/29		66	47,919
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
6.25%, 09/15/27		541	454,132
5.00%, 06/15/29		27	19,987
Century Communities, Inc., 6.75%, 06/01/27		110	102,786
Forestar Group, Inc.(b)
3.85%, 05/15/26		560	460,606
5.00%, 03/01/28		669	536,692
M/I Homes, Inc., 4.95%, 02/01/28		510	424,690
PulteGroup, Inc., 7.88%, 06/15/32		1,138	1,175,946
Taylor Morrison Communities, Inc.(b)(h)
5.88%, 06/15/27		647	602,519
5.75%, 01/15/28		2,269	1,991,411
Tri Pointe Homes, Inc.
5.25%, 06/01/27(h)		505	436,673
5.70%, 06/15/28		38	32,325
William Lyon Homes, Inc., 6.63%, 07/15/27(b)		1,298	1,220,120

			7,920,639

Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp.(b)
4.50%, 02/15/28		1,523	1,341,748
5.13%, 03/15/28		722	620,101
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)		217	176,599
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(i)		100	83,125

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
India Cleantech Energy, 4.70%, 08/10/26(b)	USD	237	$179,930
SCC Power PLC(b)(j)
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		738	53,902
(8.00% Cash or 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		1,362	506,793

			2,962,198

Insurance — 0.2%
American International Group, Inc., 4.38%, 06/30/50		250	200,056
Galaxy Bidco Ltd., 6.50%, 07/31/26(i)	GBP	220	200,197

			400,253

Interactive Media & Services — 0.1%
Alphabet, Inc., 2.25%, 08/15/60	USD	23	12,931
United Group BV, 4.88%, 07/01/24(i)	EUR	130	118,330

			131,261

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.10%, 05/12/51	USD	355	248,526
2.70%, 06/03/60		23	13,569

			262,095

Internet Software & Services — 0.1%
NortonLifeLock, Inc., 6.75%, 09/30/27(b)		120	115,144

IT Services — 0.2%
Centurion Bidco SpA, 5.88%, 09/30/26(i)	EUR	200	171,548
International Business Machines Corp., 2.95%, 05/15/50(h)	USD	218	137,396
La Financiere Atalian SASU, 6.63%, 05/15/25(i)	GBP	200	212,591

			521,535

Machinery — 0.2%
TK Elevator Midco GmbH(i)
4.38%, 07/15/27	EUR	115	94,391
(3 mo. EURIBOR + 4.75%), 4.75%, 07/15/27(a)		173	157,506
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	274	232,958

			484,855

Media — 1.5%
Altice Financing SA(i)
2.25%, 01/15/25	EUR	180	154,922
4.25%, 08/15/29		100	75,717
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.85%, 04/01/61	USD	23	13,428
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/27(b)		738	623,416
Comcast Corp.
2.89%, 11/01/51		235	147,164
2.45%, 08/15/52		23	13,039
CSC Holdings LLC, 5.38%, 02/01/28(b)		360	314,100
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)		200	158,000
Lorca Telecom Bondco SA, 4.00%, 09/18/27(i)	EUR	150	127,682
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(i)(k)	USD	200	183,788
Nexstar Media, Inc., 5.63%, 07/15/27(b)		733	673,852
Sable International Finance Ltd., 5.75%, 09/07/27(i)		260	227,175
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(i)(k)	EUR	100	93,967
Sirius XM Radio, Inc.(b)(h)
5.00%, 08/01/27	USD	70	64,225
5.50%, 07/01/29		66	59,366

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Summer BC Holdco B SARL, 5.75%, 10/31/26(i)	EUR	131	$109,154
TEGNA, Inc., 4.63%, 03/15/28	USD	301	277,899
Tele Columbus AG, 3.88%, 05/02/25(i)	EUR	100	79,032
Walt Disney Co., 2.75%, 09/01/49	USD	23	14,593

			3,410,519

Metals & Mining — 1.4%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	155,475
Commercial Metals Co.
4.13%, 01/15/30		1,356	1,113,298
3.88%, 02/15/31		381	298,789
Freeport Indonesia PT, 4.76%, 04/14/27(i)		344	311,320
Metinvest BV(i)
8.50%, 04/23/26		296	133,200
7.65%, 10/01/27		400	182,325
Nexa Resources SA, 5.38%, 05/04/27(b)		462	409,678
Periama Holdings LLC, 5.95%, 04/19/26(i)		200	173,250
thyssenkrupp AG, 1.88%, 03/06/23(i)	EUR	127	122,002
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)	USD	320	216,800

			3,116,137

Oil, Gas & Consumable Fuels — 4.8%
Buckeye Partners LP, 4.13%, 03/01/25(b)		195	178,474
California Resources Corp., 7.13%, 02/01/26(b)		378	355,320
Cheniere Energy Partners LP
4.50%, 10/01/29		335	294,931
3.25%, 01/31/32		38	29,178
Cheniere Energy, Inc., 4.63%, 10/15/28		75	68,800
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		110	105,325
5.88%, 02/01/29		40	37,095
Citgo Holding, Inc., 9.25%, 08/01/24(b)		306	303,632
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		54	51,698
Ecopetrol SA
4.13%, 01/16/25		440	400,757
4.63%, 11/02/31		299	208,179
EG Global Finance PLC, 4.38%, 02/07/25(i)	EUR	144	121,369
EIG Pearl Holdings SARL, 3.55%, 08/31/36(b)	USD	401	318,795
Geopark Ltd., 5.50%, 01/17/27(b)		205	160,643
Hammerhead Resources, Inc., Series AI, (12.00% PIK), 9.00%, 07/10/22(d)(j)		442	441,431
HTA Group Ltd., 7.00%, 12/18/25(b)		415	361,387
IHS Holding Ltd., 6.25%, 11/29/28(b)		305	234,812
Kinetik Holdings LP, 5.88%, 06/15/30(b)		47	43,036
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(i)		124	122,006
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		315	233,100
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(i)		200	171,250
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)(h)		200	185,673
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(h)		1,032	1,043,027
Oil & Gas Holding Co. BSCC, 7.63%, 11/07/24(i)		263	260,423
OQ SAOC, 5.13%, 05/06/28(b)		286	255,756
Permian Resources Operating LLC(b)
5.38%, 01/15/26(h)		1,841	1,679,912
6.88%, 04/01/27		127	122,867
Petroleos Mexicanos
6.50%, 03/13/27(h)		734	614,652
5.95%, 01/28/31		514	345,973
6.38%, 01/23/45		288	158,544
Puma International Financing SA, 5.13%, 10/06/24(b)		442	417,690

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co., 6.75%, 09/15/26	USD	341	$328,212
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27(h)		27	25,746
4.50%, 05/15/29		67	55,580
4.50%, 04/30/30		427	349,072
Transocean Guardian Ltd., 5.88%, 01/15/24(b)(h)		131	123,686
UGI International LLC, 2.50%, 12/01/29(i)	EUR	100	72,924
Vivo Energy Investments BV, 5.13%, 09/24/27(b)	USD	400	364,000

			10,644,955

Personal Products — 0.1%
Coty, Inc., 3.88%, 04/15/26(i)	EUR	100	88,205
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52(b)	USD	315	233,122

			321,327

Pharmaceuticals — 0.7%
AbbVie, Inc., 4.88%, 11/14/48		300	263,780
AstraZeneca PLC
2.13%, 08/06/50		23	13,241
3.00%, 05/28/51(h)		320	221,807
Bristol-Myers Squibb Co., 2.55%, 11/13/50		23	14,171
Cheplapharm Arzneimittel GmbH(i)
3.50%, 02/11/27	EUR	100	80,022
4.38%, 01/15/28		331	265,920
CVS Health Corp., 5.05%, 03/25/48	USD	195	171,729
Eli Lilly & Co., 2.25%, 05/15/50		23	14,228
Johnson & Johnson, 2.25%, 09/01/50		23	14,181
Merck & Co., Inc.
2.45%, 06/24/50		23	14,153
2.75%, 12/10/51		103	67,083
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(i)	EUR	172	152,555
Rossini SARL(i)
6.75%, 10/30/25		100	94,819
(3 mo. EURIBOR + 3.88%), 4.14%, 10/30/25(a)		100	92,982
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/27		100	82,404
4.38%, 05/09/30		100	77,075

			1,640,150

Producer Durables: Miscellaneous — 0.1%
Salesforce, Inc., 2.90%, 07/15/51	USD	363	239,775

Real Estate Management & Development — 1.5%
Adler Group SA(i)
3.25%, 08/05/25	EUR	300	161,708
2.75%, 11/13/26		100	49,003
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)	USD	510	454,792
China Aoyuan Group Ltd., 7.95%, 02/19/23(f)(i)(l)		400	25,450
China Evergrande Group(f)(i)(l)
9.50%, 04/11/22		200	12,475
11.50%, 01/22/23		200	12,725
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(i)	EUR	100	70,926
Fantasia Holdings Group Co. Ltd.(f)(i)(l)
11.75%, 10/17/22	USD	400	34,000
9.25%, 07/28/23		200	17,000
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)		750	596,556
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(a)(i)(k)	EUR	100	56,902
Howard Hughes Corp., 5.38%, 08/01/28(b)(h)	USD	981	814,230

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Real Estate Management & Development (continued)
JGC Ventures Pte. Ltd.(j)
(3.00% PIK), 3.00%, 06/30/25(f)(i)(l)	USD	239		$106,643
(3.00% PIK), 3.00%, 06/30/25		4		1,561
(3.00% PIK), 3.00%, 06/30/25		—	(e)	114
Jingrui Holdings Ltd., 12.00%, 07/25/22(f)(i)(l)		200		38,732
Kaisa Group Holdings Ltd.(f)(i)(l)
11.95%, 10/22/22		200		20,912
11.95%, 11/12/23		200		19,500
MAF Sukuk Ltd.(i)
4.64%, 05/14/29		250		238,719
3.93%, 02/28/30		243		221,176
Modern Land China Co. Ltd.(f)(i)(l)
11.50%, 11/13/22		240		37,200
9.80%, 04/11/23		200		31,000
Redsun Properties Group Ltd., 10.50%, 10/03/22(f)(i)(l)		200		14,000
Ronshine China Holdings Ltd.(f)(i)(l)
7.35%, 12/15/23		200		11,000
7.10%, 01/25/25		200		11,000
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(f)(l)		200		2,000
Yango Justice International Ltd.(f)(l)
10.25%, 09/15/22		250		11,922
7.88%, 09/04/24(i)		200		10,000
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(i)		200		166,000
Yuzhou Group Holdings Co. Ltd.(f)(i)(l)
7.70%, 02/20/25		200		12,500
7.38%, 01/13/26		400		25,000

				3,284,746

Road & Rail — 0.4%
Canadian Pacific Railway Co., 3.10%, 12/02/51		340		223,193
CMA CGM SA, 7.50%, 01/15/26(i)	EUR	236		234,935
CSX Corp., 2.50%, 05/15/51	USD	23		13,766
Getlink SE, 3.50%, 10/30/25(i)	EUR	175		156,073
Norfolk Southern Corp., 2.90%, 08/25/51	USD	340		215,337

				843,304

Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, Series AMS, 0.00%, 03/05/25(i)(m)	EUR	200		155,493
Analog Devices, Inc., 2.95%, 10/01/51	USD	104		69,247
Broadcom, Inc., 3.75%, 02/15/51(b)(h)		390		255,758
Intel Corp., 3.10%, 02/15/60		4		2,413
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.25%, 11/30/51		23		13,742

				496,653

Software — 0.6%
Boxer Parent Co., Inc., 6.50%, 10/02/25(i)	EUR	100		91,635
Microsoft Corp.
2.92%, 03/17/52	USD	310		218,642
2.68%, 06/01/60		23		14,462
Oracle Corp.
3.60%, 04/01/50(h)		673		421,098
3.95%, 03/25/51		48		31,834
Picard Midco, Inc., 6.50%, 03/31/29		239		201,883
Playtika Holding Corp., 4.25%, 03/15/29(b)		436		348,687

				1,328,241

Specialty Retail — 0.1%
Goldstory SASU, 5.38%, 03/01/26(i)	EUR	254		211,593

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.40%, 08/20/50	USD	23		14,275

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
2.65%, 02/08/51(h)	USD	195	$128,024
Dell International LLC/EMC Corp.
8.35%, 07/15/46(h)		49	52,852
3.45%, 12/15/51(b)		23	13,075

			208,226

Thrifts & Mortgage Finance — 0.5%
doValue SpA, 3.38%, 07/31/26(i)	EUR	259	206,607
Jerrold Finco PLC(i)
4.88%, 01/15/26	GBP	100	86,533
5.25%, 01/15/27		100	83,350
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(b)	USD	24	20,490
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(b)
3.63%, 03/01/29		541	416,381
3.88%, 03/01/31		122	88,432
United Wholesale Mortgage LLC, 5.75%, 06/15/27(b)		374	296,359

			1,198,152

Transportation Infrastructure — 0.5%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		310	220,836
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		347	320,281
DP World Salaam, (5 year CMT + 5.75%), 6.00%(a)(i)(k)		200	192,813
FedEx Corp., 4.05%, 02/15/48		195	142,897
Mexico City Airport Trust, 5.50%, 07/31/47(i)		300	185,910

			1,062,737

Utilities — 1.2%
Electricite de France SA, (12 year EUR Swap + 3.04%), 5.00%(a)(i)(k)	EUR	100	85,264
FEL Energy VI SARL, 5.75%, 12/01/40	USD	282	193,081
Genneia SA, 8.75%, 09/02/27(b)		197	182,239
Inkia Energy Ltd., 5.88%, 11/09/27(b)		278	255,760
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(i)		325	252,281
Orano SA, 2.75%, 03/08/28(i)	EUR	100	84,724
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(i)	.	293	271,525
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(a)(i)(k)	EUR	700	523,829
Vistra Operations Co. LLC, 5.00%, 07/31/27(b)	USD	792	715,374

			2,564,077

Wireless Telecommunication Services — 2.0%
Altice France SA(i)
2.50%, 01/15/25	EUR	141	122,321
2.13%, 02/15/25		148	126,721
5.88%, 02/01/27		100	84,544
4.25%, 10/15/29		200	147,929
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31	USD	350	286,095
Kenbourne Invest SA, 6.88%, 11/26/24(b)(h)		400	371,325
Millicom International Cellular SA, 4.50%, 04/27/31(b)		380	272,650
T-Mobile USA, Inc., 3.30%, 02/15/51(h)		390	254,084
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24		1,895	1,861,824
4.63%, 06/15/25		123	115,746
4.63%, 12/01/29		422	366,102

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC(i)
3.25%, 01/31/31	EUR	133		$98,165
4.50%, 07/15/31	GBP	300		236,988

				4,344,494

Total Corporate Bonds — 44.7% (Cost: $123,240,343)				98,584,427

Floating Rate Loan Interests(a)

Air Freight & Logistics — 0.0%
Kestrel Bidco, Inc., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.99%, 12/11/26	USD	—	(e)	407

Building Materials — 0.7%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.07%, 04/12/28		1,935		1,588,289

Chemicals — 0.1%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.81%, 03/16/27		266		246,777

Commercial Services & Supplies — 0.5%
Interface Security Systems LLC, Term Loan, (3 mo. LIBOR + 7.00%, 7.00% PIK), 7.88%, 08/07/23(d)(j)		1,116		1,079,545

Diversified Financial Services — 6.2%
Colorado Plaza, Term Loan, (1 mo. LIBOR + 6.94%), 9.76%, 05/15/24(d)		4,118		3,747,059
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 6.73%, 02/17/23(d)		112		1,904
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/17/27		102		88,973
Luxembourg Life Fund, 2021 Term Loan, (3 mo. LIBOR + 9.25%), 12.92%, 04/01/23(d)		6,745		6,710,917
Oceana Australian Fixed Income Trust, A Note Upsize, 8.00%, 01/21/24(d)	AUD	4,300		2,702,361
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 6.78%, 10/19/27	USD	428		400,016

				13,651,230

Equity Real Estate Investment Trusts (REITs) — 0.0%
Magnum Intermediate Holdings I LLC, 2nd Lien Term Loan, (Defaulted), 0.00%, 01/01/59(d)(f)(l)		17,000		2

Health Care Providers & Services — 0.1%
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 5.62%, 03/06/25		240		231,862

Hotels, Restaurants & Leisure — 0.5%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 02/02/26		400		351,147
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 10.62%, 05/01/28		269		264,571
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 7.03%, 01/27/29		588		544,382

				1,160,100

Security		Par (000)	Value

Industrial Conglomerates — 0.7%
Robertshaw U.S. Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.63%, 02/28/25(d)	USD	1,717	$1,416,156

Media — 0.5%
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 12/11/26		828	768,424
Diamond Sports Group LLC, Term Loan, (PRIME + 3.35%), 5.95%, 08/24/26		1,484	286,459

			1,054,883

Thrifts & Mortgage Finance — 1.4%
Caliber Home Loans, Inc., 2018 Revolver, (1 mo. LIBOR + 3.25%), 5.81%, 07/24/25(d)		3,000	2,981,400

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 01/31/28		66	58,952

Total Floating Rate Loan Interests — 10.7% (Cost: $32,882,278)			23,469,603

Foreign Agency Obligations

Bahrain — 0.3%
Bahrain Government International Bond(i)
7.00%, 01/26/26		295	294,871
5.45%, 09/16/32		314	249,630

			544,501

Chile — 0.1%
Chile Government International Bond
4.34%, 03/07/42		213	169,016
4.00%, 01/31/52		200	146,000

			315,016

Colombia — 0.5%
Colombia Government International Bond
4.50%, 01/28/26		211	193,170
3.88%, 04/25/27		573	485,546
3.13%, 04/15/31		400	277,575
4.13%, 05/15/51(h)		350	186,769

			1,143,060

Dominican Republic — 0.5%
Dominican Republic International Bond
5.95%, 01/25/27(h)(i)		379	351,475
5.50%, 02/22/29(b)		240	205,545
4.50%, 01/30/30(b)(h)		150	117,637
4.88%, 09/23/32(b)		150	111,919
6.40%, 06/05/49(i)		368	263,189

			1,049,765

Egypt — 0.2%
Egypt Government International Bond(b)
5.75%, 05/29/24		265	234,525
8.50%, 01/31/47		200	110,750
7.50%, 02/16/61		200	102,500

			447,775

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Guatemala — 0.4%
Guatemala Government Bond
4.50%, 05/03/26(i)	USD	201	$189,355
5.25%, 08/10/29(b)		200	179,600
3.70%, 10/07/33(i)		361	259,649
4.65%, 10/07/41(b)		219	152,314

			780,918

Hungary — 0.3%
Hungary Government International Bond
5.38%, 03/25/24		330	323,977
5.25%, 06/16/29(b)		310	279,543

			603,520

Indonesia — 0.2%
Indonesia Government International Bond, 5.35%, 02/11/49(h)		315	280,385
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(b)		215	206,400

			486,785

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.38%, 03/03/28(i)		608	539,144

Mexico — 0.2%
Mexico Government International Bond
4.88%, 05/19/33		400	351,600
4.35%, 01/15/47(h)		230	162,049

			513,649

Mongolia — 0.1%
Mongolia Government International Bond, 5.13%, 04/07/26(i)		200	155,022

Morocco — 0.4%
Morocco Government International Bond(b)
2.38%, 12/15/27		464	379,697
3.00%, 12/15/32(h)		583	406,387

			786,084

Nigeria — 0.2%
Nigeria Government International Bond
8.38%, 03/24/29(b)		441	313,110
7.88%, 02/16/32(i)		343	217,805

			530,915

Oman — 0.4%
Oman Government International Bond(i)
6.50%, 03/08/47		457	354,746
6.75%, 01/17/48		400	318,500
7.00%, 01/25/51		329	269,780

			943,026

Panama — 0.3%
Panama Government International Bond
3.88%, 03/17/28		563	510,148
4.50%, 04/16/50		210	145,202

			655,350

Security		Par (000)	Value

Paraguay — 0.2%
Paraguay Government International Bond(i)
5.60%, 03/13/48	USD	321	$240,108
5.40%, 03/30/50		200	146,912

			387,020

Peru — 0.2%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(i)		361	347,305
Peruvian Government International Bond, 3.30%, 03/11/41		240	165,000

			512,305

Romania — 0.4%
Romanian Government International Bond
5.25%, 11/25/27(b)		406	367,430
2.88%, 03/11/29(i)	EUR	228	170,703
2.50%, 02/08/30(i)		244	170,726
4.00%, 02/14/51(i)	USD	230	127,118

			835,977

Saudi Arabia — 0.1%
Saudi Government International Bond, 3.75%, 01/21/55(i)		230	170,200

South Africa — 0.3%
Republic of South Africa Government International Bond
4.85%, 09/30/29		340	279,607
5.88%, 04/20/32		440	363,000
5.00%, 10/12/46		200	120,725

			763,332

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.35%, 06/28/24(f)(i)(l)		200	48,913

Ukraine — 0.1%
Ukraine Government International Bond(f)(i)(l)
8.99%, 02/01/26		447	92,753
7.75%, 09/01/27		369	73,800

			166,553

Total Foreign Agency Obligations — 5.6% (Cost: $15,766,808)			12,378,830

		Shares

Investment Companies

Fixed Income Funds — 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF(g)(n)		22,500	1,606,275

Total Investment Companies — 0.7% (Cost: $1,787,578)			1,606,275

		Par (000)

Municipal Bonds

Puerto Rico(a) — 0.2%
Commonwealth of Puerto Rico, GO 0.00%, 11/01/43	USD	53	26,112

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued)
0.00%, 11/01/51	USD	579	$212,234
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		242	79,259

			317,605

Total Municipal Bonds — 0.2% (Cost: $367,563)			317,605

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(a) — 2.4%
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 11.77%, 12/26/37(b)(c)		980	856,515
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(b)		2,140	2,019,095
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, (30 day SOFR + 6.00%), 8.28%, 10/25/41(b)		456	392,373
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.78%, 05/25/57(c)		4,358	2,124,840

			5,392,823

Commercial Mortgage-Backed Securities — 10.6%
Ashford Hospitality Trust, Series 2018-ASHF, Class E, (1 mo. LIBOR US + 3.10%), 5.92%, 04/15/35(a)(b)		315	288,133
Benchmark Mortgage Trust(a)(b)
Series 2018-B2, Class D, 2.88%, 02/15/51		3,000	2,181,858
Series 2018-B3, Class D, 3.19%, 04/10/51		540	395,486
Series 2019-B9, Class XD, 2.17%, 03/15/52		11,550	1,125,602
BX Trust, Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 6.72%, 01/15/34(a)(b)		205	186,046
CFK Trust, Series 2019-FAX, Class E, 4.79%, 01/15/39(a)(b)		2,000	1,605,815
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class F, 4.89%, 05/10/36(a)(b)		2,000	1,971,738
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 6.31%, 11/15/37(a)(b)		265	250,800
Credit Suisse Mortgage Capital Certificates Trust(a)(b) Class E, (1 mo. LIBOR US + 3.50%), 6.32%, 11/15/38		250	238,363
Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 8.98%, 10/15/37		700	653,657
Series 2020-NET, Class E, 3.83%, 08/15/37		1,500	1,306,609
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(a)(b)		369	251,528
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(b)		575	504,998
ELP Commercial Mortgage Trust, Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 6.43%, 11/15/38(a)(b)		300	275,706
GS Mortgage Securities Corp. Trust, Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 6.25%, 11/15/36(a)(b)		310	282,931
GS Mortgage Securities Trust, Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(b)		982	978,096
HONO Mortgage Trust(a)(b)
Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 6.17%, 10/15/36		200	187,145
Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 7.22%, 10/15/36		110	102,557

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class F, (1 mo. SOFR + 3.54%), 6.38%, 04/15/37(a)(b)	USD	250	$228,724
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(b)		857	731,354
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XD, 1.50%, 06/15/51(a)(b)		11,427	725,464
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.76%, 03/10/49(a)(b)		476	433,531
MED Trust, Series 2021, Class G, (1 mo. LIBOR US + 5.25%), 8.07%, 11/15/38(a)(b)(d)		300	282,000
MF1 Trust, Series 2021-W10, Class G, (1 mo. SOFR + 4.22%), 7.07%, 12/15/34(a)(b)		310	296,927
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		250	178,359
Morgan Stanley Capital I Trust(b)
Series 2017-H1, Class D, 2.55%, 06/15/50		895	668,231
Series 2018-MP, Class E, 4.42%, 07/11/40(a)		826	600,904
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 5.37%, 07/15/35(a)		1,360	1,319,652
Series 2019-H7, Class D, 3.00%, 07/15/52		1,250	899,064
MTN Commercial Mortgage Trust, Class F, (1 mo. SOFR + 5.29%), 8.13%, 03/15/39(a)(b)		275	259,850
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 5.57%, 01/15/36(a)(b)		100	93,949
SREIT Trust, Series 2021-MFP2, Class J, (1 mo. LIBOR US + 3.92%), 6.73%, 11/15/36(a)(b)		250	230,282
STWD Mortgage Trust, Series 2021-LIH, Class G, (1 mo. LIBOR US + 4.20%), 7.02%, 11/15/36(a)(b)		250	229,867
Velocity Commercial Capital Loan Trust(b)
Series 2018-1, Class M5, 6.26%, 04/25/48		179	156,927
Series 2018-1, Class M6, 7.26%, 04/25/48		251	200,785
Wells Fargo Commercial Mortgage Trust(b)
Series 2017-C41, Class D, 2.60%, 11/15/50(a)		967	671,345
Series 2018-C44, Class D, 3.00%, 05/15/51		710	499,265
Series 2018-C45, Class D, 3.00%, 06/15/51		2,100	1,463,432
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 5.56%, 02/15/37(a)		400	372,673

			23,329,653

Total Non-Agency Mortgage-Backed Securities — 13.0% (Cost: $31,550,161)			28,722,476

Preferred Securities

Capital Trusts — 5.3%(a)

Automobiles(i)(k) — 0.2%
Volkswagen International Finance NV
4.38%	EUR	100	76,441
3.88%		400	316,239

			392,680

Banks(k) — 1.5%
ABN AMRO Bank NV, 4.75%(i)		800	605,412
AIB Group PLC, 5.25%(i)		200	169,450
Banco Bilbao Vizcaya Argentaria SA, 6.00%(i)		200	177,607
Banco Mercantil del Norte SA(b)
5.88%	USD	350	284,878
6.75%		770	714,319

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
CaixaBank SA(i)
6.38%	EUR	600	$557,158
6.75%		200	179,994
ING Groep NV, 3.88%	USD	400	259,940
Svenska Handelsbanken AB, 4.38%(i)		400	325,000

			3,273,758

Chemicals — 0.2%
Solvay SA, 2.50%(i)(k)	EUR	600	492,065

Diversified Financial Services(k) — 1.5%
Banco Santander SA(i)
3.63%		800	483,165
4.38%		200	151,908
Barclays PLC
8.00%	USD	850	788,502
6.13%		273	230,030
Credit Agricole SA, 4.00%(i)	EUR	800	627,232
NatWest Group PLC, 4.60%	USD	400	250,000
UBS Group AG, 4.88%(b)		525	408,844
UniCredit SpA(i)
6.63%	EUR	200	182,668
7.50%		200	172,086

			3,294,435

Diversified Telecommunication Services — 0.6%
British Telecommunications PLC, 4.25%, 11/23/81(b)	USD	200	168,724
Telefonica Europe BV(i)(k)
4.38%	EUR	200	184,831
2.38%		1,400	970,397

			1,323,952

Electric Utilities(i)(k) — 0.1%
Iberdrola International BV, 1.83%		300	209,897
Naturgy Finance BV, 2.37%		100	74,974

			284,871

Insurance(i)(k) — 0.2%
Allianz SE, 3.20%	USD	400	258,140
BUPA Finance PLC, 4.00%	GBP	430	284,205

			542,345

Media — 0.1%
SES SA, 2.88%(i)(k)	EUR	250	181,965

Oil, Gas & Consumable Fuels(i)(k) — 0.2%
Abertis Infraestructuras Finance BV, 3.25%		100	79,236
Eni SpA, Series NC-9, 2.75%		450	308,950

			388,186

Pharmaceuticals — 0.3%
Bayer AG, 3.13%, 11/12/79(i)		700	547,147

Real Estate Management & Development(i)(k) — 0.2%
ATF Netherlands BV, 3.75%		300	258,355
NWD Finance BVI Ltd., 4.13%	USD	200	151,000

			409,355

Utilities(i)(k) — 0.2%
Electricite de France SA
5.38%	EUR	300	273,347
3.38%		200	132,919

			406,266

Security		Par (000)	Value

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 4.20%, 10/03/78(i)	EUR	100	$84,799

			11,621,824

		Shares

Preferred Stocks — 0.1%

Wireless Telecommunication Services — 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)		295	331,845

			331,845

Total Preferred Securities — 5.4% (Cost: $16,577,112)			11,953,669

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.9%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 6.23%, 07/25/30(a)	USD	2,000	1,945,877

Commercial Mortgage-Backed Securities — 0.1%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(b)		370	328,088

Total U.S. Government Sponsored Agency Securities — 1.0% (Cost: $2,306,684)			2,273,965

Total Long-Term Investments — 100.7% (Cost: $276,651,656)			222,034,060

		Shares

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(n)(o)		7,166,820	7,166,820

Total Short-Term Securities — 3.3% (Cost: $7,166,820)			7,166,820

Options Purchased — 0.0% (Cost: $13,773)			20,107

Total Investments Before Options Written — 104.0% (Cost: $283,832,249)			229,220,987

Options Written — (0.0)% (Premiums Received: $(4,704))			(6,831)

Total Investments, Net of Options Written — 104.0% (Cost: $283,827,545)			229,214,156

Liabilities in Excess of Other Assets — (4.0)%			(8,737,083)

Net Assets — 100.0%			$220,477,073

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than 1,000.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Perpetual security with no stated maturity date.
(l)	Issuer filed for bankruptcy and/or is in default. (m) Zero-coupon bond.
(n)	Affiliate of the Trust.
(o)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$24,175,756	$—	$(17,008,936	)(a)	$—	$—	$7,166,820	7,166,820	$132,696	$—
iShares iBoxx $ High Yield Corporate Bond ETF	2,610,300	—	(596,398)		(6,753)	(400,874)	1,606,275	22,500	66,927	—
iShares iBoxx $ Investment Grade Corporate Bonds ETF(b)	—	10,756,668	(11,001,565)		244,897	—	—	—	—	—

					$238,144	$(400,874)	$8,773,095		$199,623	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	3.40	%(b)	08/17/22	Open	$145,125	$145,606	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/09/22	Open	418,465	419,017	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	09/09/22	Open	57,954	58,034	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	716,130	717,132	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	500,616	501,316	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	1,241,625	1,243,362	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	104,968	105,114	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	54,163	54,238	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	374,100	374,623	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	21,803	21,833	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	32,660	32,706	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	1,085,390	1,086,908	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	483,720	484,397	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	686,594	687,554	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	159,500	159,723	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	51,645	51,717	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	366,125	366,637	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open	228,447	228,767	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.15	(b)	09/14/22	Open	150,192	150,353	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.20	(b)	09/14/22	Open	170,250	170,435	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	126,994	127,138	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	124,313	124,453	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	52,920	52,980	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	202,737	202,967	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	121,144	121,281	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	3.30	%(b)	09/14/22	Open	$121,388	$121,525	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.30	(b)	09/14/22	Open	428,187	428,673	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.30	(b)	09/14/22	Open	259,187	259,481	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.10	(b)	09/27/22	Open	165,813	165,855	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.25	(b)	09/27/22	Open	547,455	547,603	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/27/22	Open	881,070	881,312	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/27/22	Open	89,173	89,197	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/27/22	Open	224,437	224,499	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.30	(b)	09/27/22	Open	246,881	246,949	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.05	(b)	09/28/22	Open	108,188	108,206	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.05	(b)	09/28/22	Open	218,875	218,912	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.25	(b)	09/28/22	Open	202,800	202,837	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/28/22	Open	221,350	221,391	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/28/22	Open	331,500	331,561	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/28/22	Open	221,812	221,853	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/28/22	Open	252,442	252,489	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/28/22	Open	237,412	237,456	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/28/22	Open	234,975	235,018	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.40	(b)	09/28/22	Open	302,252	302,310	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/29/22	Open	666,275	666,275	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/29/22	Open	1,364,641	1,364,641	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/29/22	Open	1,596,809	1,596,809	Corporate Bonds	Open/Demand

					$16,600,502	$16,613,143

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	183	12/20/22	$ 20,507	$(1,012,271)
U.S. Long Bond	21	12/20/22	2,655	(198,257)
2-Year U.S. Treasury Note	207	12/30/22	42,516	(628,133)

				(1,838,661)

Short Contracts
Euro BOBL	1	12/08/22	117	3,243
10-Year Japanese Government Treasury Bonds	2	12/13/22	2,049	2,172
10-Year U.S. Ultra Long Treasury Note	263	12/20/22	31,161	1,750,613
Ultra U.S. Treasury Bond	1	12/20/22	137	1,379
5-Year U.S. Treasury Note	409	12/30/22	43,971	1,115,831

				2,873,238

				$ 1,034,577

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	393,780	EUR	390,020	State Street Bank and Trust Co.	12/14/22	$9,508
EUR	1,775,309	USD	1,743,750	Bank of America N.A.	12/21/22	6,770
USD	5,360,036	AUD	7,934,000	BNY Mellon	12/21/22	278,212
USD	14,774	AUD	22,000	Morgan Stanley & Co. International PLC	12/21/22	683
USD	141,570	CAD	187,000	BNY Mellon	12/21/22	6,147

13

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	591,000	CNH	4,113,705	HSBC Bank USA N.A.	12/21/22	$14,014
USD	21,104,275	EUR	21,008,058	Deutsche Bank AG	12/21/22	389,560
USD	6,437,264	EUR	6,406,940	Morgan Stanley & Co. International PLC	12/21/22	119,786
USD	551,682	EUR	549,000	State Street Bank and Trust Co.	12/21/22	10,348
USD	1,514,886	GBP	1,317,817	Bank of America N.A.	12/21/22	41,748
USD	1,570,097	GBP	1,372,073	Morgan Stanley & Co. International PLC	12/21/22	36,309
USD	61,235	IDR	916,223,830	Bank of America N.A.	12/21/22	1,605
USD	172,158	ZAR	3,034,635	JPMorgan Chase Bank N.A.	12/21/22	5,645

						920,335

CNH	2,071,533	USD	295,500	Bank of America N.A.	12/21/22	(4,948)
EUR	1,378,000	USD	1,369,281	BNY Mellon	12/21/22	(10,523)
EUR	5,703,329	USD	5,733,152	BNY Mellon	12/21/22	(109,460)
ZAR	3,124,507	USD	177,214	UBS AG	12/21/22	(5,769)

						(130,700)

						$789,635

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Euro Stoxx 50	7	10/21/22	EUR	3,400.00	EUR	232	$8,973
Euro Stoxx 600 Automobiles & Parts Index	6	12/16/22	EUR	350.00	EUR	143	1,750
Euro Stoxx 600 Automobiles & Parts Index	3	12/16/22	EUR	470.00	EUR	72	4,454
Euro Stoxx 600 Chemicals Index	2	12/16/22	EUR	1,040.00	EUR	105	4,930

							$20,107

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Euro Stoxx 50	7	10/21/22	EUR	3,200.00	EUR	232	$(3,234)
Euro Stoxx 600 Automobiles & Parts Index	3	12/16/22	EUR	400.00	EUR	72	(1,676)
Euro Stoxx 600 Chemicals Index	2	12/16/22	EUR	940.00	EUR	105	(1,921)

							$(6,831)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.30.V15	5.00%	Quarterly	06/20/23	C	USD	10,750	$166,087	$(18,656)	$184,743
CDX.NA.HY.32.V13	5.00	Quarterly	06/20/24	C	USD	8,923	135,104	(21,880)	156,984
CDX.NA.HY.34.V10	5.00	Quarterly	06/20/25	CC-	USD	13,741	63,025	(37,914)	100,939
CDX.NA.HY.39.V1	5.00	Quarterly	12/20/27	B+	USD	5,810	(227,756)	(245,825)	18,069

							$136,460	$(324,275)	$460,735

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
4.18%	Annual	1-Day SOFR, 3.07%	Annual	N/A	06/21/24	USD	4,685	$1,340	$(10,499)	$11,839
1-Day SOFR, 3.07%	Annual	3.71%	Annual	N/A	01/10/27	USD	7,146	(43,198)	58,870	(102,068)
1-Day SOFR, 3.07%	Annual	1.56%	Annual	N/A	03/07/27	USD	8,805	(808,352)	72	(808,424)
3.50%	Annual	1-Day SOFR, 3.07%	Annual	N/A	05/28/31	USD	200	1,450	(3,619)	5,069
3.22%	Annual	1-Day SOFR, 3.07%	Annual	N/A	05/28/51	USD	89	(1,932)	(4,689)	2,757

								$(850,692)	$40,135	$(890,827)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	6	$(200)	$189	$(389)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	6	(201)	206	(407)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	5	(189)	193	(382)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	3	(90)	91	(181)
CMBX.NA.9	3.00	Monthly	Deutsche Bank AG	09/17/58	NR	USD	10,000	(1,944,066)	(1,205,952)	(738,114)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	10,000	(1,944,067)	(1,050,300)	(893,767)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	11,000	(2,138,473)	(774,054)	(1,364,419)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/18/64	NR	USD	4,000	(843,012)	(751,693)	(91,319)

								$(6,870,298)	$(3,781,320)	$(3,088,978)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Trust		Received by the Trust								Upfront Premium	Unrealized
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
1-Day SOFR minus 2.85%, 3.07%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	10/26/22	USD	43	$66	$—	$66

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

15

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$40,802,867	$985,438	$41,788,305
Common Stocks
Equity Real Estate Investment Trusts (REITs)	20,760	—	—	20,760
Hotels, Restaurants & Leisure	110,813	49,300	—	160,113
Oil, Gas & Consumable Fuels	758,032	—	—	758,032
Corporate Bonds
Advertising Agencies	—	117,744	—	117,744
Aerospace & Defense	—	2,130,976	—	2,130,976
Airlines	—	1,385,582	341,813	1,727,395
Auto Components	—	1,150,759	—	1,150,759
Automobiles	—	912,728	—	912,728
Banks	—	2,208,915	—	2,208,915
Beverages	—	2,134,330	—	2,134,330
Biotechnology	—	506,075	—	506,075
Building Materials	—	303,993	—	303,993
Building Products	—	661,701	—	661,701
Capital Markets	—	858,715	—	858,715
Chemicals	—	2,971,495	—	2,971,495
Commercial Services & Supplies	—	2,100,054	—	2,100,054
Construction & Engineering	—	80,374	—	80,374
Construction Materials	—	173,770	—	173,770
Consumer Discretionary	—	353,044	—	353,044
Consumer Finance	—	407,735	—	407,735
Containers & Packaging	—	1,527,580	—	1,527,580
Diversified Consumer Services	—	171,509	—	171,509
Diversified Financial Services	—	2,459,392	2,015,845	4,475,237
Diversified Telecommunication Services	—	3,178,145	—	3,178,145
Electric Utilities	—	2,908,474	—	2,908,474
Electrical Equipment	—	29,829	—	29,829
Energy Equipment & Services	—	1,451,080	—	1,451,080
Environmental, Maintenance & Security Service	—	250,557	—	250,557
Equity Real Estate Investment Trusts (REITs)	—	1,776,558	—	1,776,558
Food & Staples Retailing	—	1,004,652	—	1,004,652
Food Products	—	315,117	—	315,117
Health Care Equipment & Supplies	—	80,616	—	80,616
Health Care Providers & Services	—	5,874,714	—	5,874,714
Health Care Technology	—	203,786	—	203,786
Hotels, Restaurants & Leisure	—	8,823,704	—	8,823,704
Household Durables	—	7,920,639	—	7,920,639
Independent Power and Renewable Electricity Producers	—	2,962,198	—	2,962,198
Insurance	—	400,253	—	400,253
Interactive Media & Services	—	131,261	—	131,261
Internet & Direct Marketing Retail	—	262,095	—	262,095
Internet Software & Services	—	115,144	—	115,144
IT Services	—	521,535	—	521,535
Machinery	—	484,855	—	484,855
Media	—	3,410,519	—	3,410,519
Metals & Mining	—	3,116,137	—	3,116,137
Oil, Gas & Consumable Fuels	—	10,203,524	441,431	10,644,955
Personal Products	—	321,327	—	321,327
Pharmaceuticals	—	1,640,150	—	1,640,150
Producer Durables: Miscellaneous	—	239,775	—	239,775
Real Estate Management & Development	—	3,284,746	—	3,284,746
Road & Rail	—	843,304	—	843,304

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment	$155,493	$341,160	$—	$496,653
Software	—	1,328,241	—	1,328,241
Specialty Retail	—	211,593	—	211,593
Technology Hardware, Storage & Peripherals	—	208,226	—	208,226
Thrifts & Mortgage Finance	—	1,198,152	—	1,198,152
Transportation Infrastructure	—	1,062,737	—	1,062,737
Utilities	—	2,564,077	—	2,564,077
Wireless Telecommunication Services	—	4,344,494	—	4,344,494
Floating Rate Loan Interests	—	4,830,259	18,639,344	23,469,603
Foreign Agency Obligations	—	12,378,830	—	12,378,830
Investment Companies	1,606,275	—	—	1,606,275
Municipal Bonds	—	317,605	—	317,605
Non-Agency Mortgage-Backed Securities	—	28,440,476	282,000	28,722,476
Preferred Securities
Capital Trusts	—	11,621,824	—	11,621,824
Preferred Stocks	—	331,845	—	331,845
U.S. Government Sponsored Agency Securities	—	2,273,965	—	2,273,965
Short-Term Securities
Money Market Funds	7,166,820	—	—	7,166,820
Options Purchased
Equity Contracts	20,107	—	—	20,107

	$9,838,300	$196,676,816	$22,705,871	$229,220,987

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$460,735	$—	$460,735
Equity Contracts	—	66	—	66
Foreign Currency Exchange Contracts	—	920,335	—	920,335
Interest Rate Contracts	2,873,238	19,665	—	2,892,903
Liabilities
Credit Contracts	—	(3,088,978)	—	(3,088,978)
Equity Contracts	(6,831)	—	—	(6,831)
Foreign Currency Exchange Contracts	—	(130,700)	—	(130,700)
Interest Rate Contracts	(1,838,661)	(910,492)	—	(2,749,153)

	$1,027,746	$(2,729,369)	$—	$(1,701,623)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $16,613,143 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening balance, as of December 31, 2021	$260,152	$3,510,918	$16,135,486	$—	$19,906,556
Transfers into Level 3	—	—	1,625,366	297,022	1,922,388
Transfers out of Level 3	—	(3,817)	—	—	(3,817)
Accrued discounts/premiums	—	(12,591)	29,976	—	17,385
Net realized gain (loss)	—	16,210	3,549	—	19,759
Net change in unrealized appreciation (depreciation)(a)	(185,420)	(232,509)	(882,048)	(15,022)	(1,314,999)
Purchases	910,706	99,504	3,301,819	—	4,312,029
Sales	—	(578,626)	(1,574,804)	—	(2,153,430)

Closing balance, as of September 30, 2022	$985,438	$2,799,089	$18,639,344	$282,000	$22,705,871

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(a)	$(185,420)	$(232,509)	$(883,568)	$(15,022)	$(1,316,519)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

17

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $8,652,521. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Corporate Bonds	$2,799,089	Income	Discount Rate	7%-12%	10%

Floating Rate Loan Interests	11,254,261	Income	Discount Rate	9%-15%	13%
		Estimated Recovery Value	Discount Rate	15%	—

	$14,053,350

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CNH	Chinese Yuan

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	18